6. Convertible Promissory Notes: Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Convertible Debt

Accreted value of convertible promissory notes as of December 31, 2015	$783,778
Accretion expense	585,200
Conversion of the notes transferred to equity	(1,368,978)
Face value of convertible promissory notes as of December 31, 2016	$ -